united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund

Counterpoint Tactical Equity Fund

Semi-Annual Report

March 31, 2017

1-844-273-8637

www.counterpointmutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, as compared to its benchmark:

		Annualized	Annualized
	Six Months	One Year	Since Inception (a)
Counterpoint Tactical Income Fund - Class A	3.03%	13.02%	7.72%
Counterpoint Tactical Income Fund - Class A with Load	(1.64)%	7.93%	5.61%
Counterpoint Tactical Income Fund - Class C	2.69%	12.31%	7.03%
Counterpoint Tactical Income Fund - Class I	3.23%	13.33%	7.97%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (b)	(2.18)%	0.44%	1.89%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2017 are 2.38%, 3.13% and 2.13% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is December 4, 2014.

(b)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2017

Holdings by Asset Type	% of Net Assets
Mutual Funds - Debt Funds	66.7%
U.S. Government Obligations	18.8%
Exchange Traded Funds - Debt Funds	7.4%
Money Market Fund	3.3%
Mutual Funds - Closed End Funds	0.5%
Other Assets Less Liabilities	3.3%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, as compared to its benchmarks:

		Annualized	Annualized
	Six Months	One Year	Since Inception (a)
Counterpoint Tactical Equity Fund - Class A	4.94%	12.20%	0.40%
Counterpoint Tactical Equity Fund - Class A with Load	(1.11)%	5.75%	(3.99)%
Counterpoint Tactical Equity Fund - Class C	4.56%	11.34%	(0.40)%
Counterpoint Tactical Equity Fund - Class I	5.07%	12.49%	0.65%
S&P Mid-Cap 400 Index Total Return (b)	11.65%	20.92%	14.87%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (c)	0.19%	0.36%	0.35%
Counterpoint Tactical Equity Fund Blended Index (d)	7.02%	12.37%	9.04%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2017 are 4.51%, 5.01% and 4.26% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is November 30, 2015.

(b)	The S&P Mid-Cap 400 Index Total Return is comprised of mid-cap stocks from the broad U.S. equity market. The index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months.

(d)	The Counterpoint Tactical Equity Fund Blended index is a composite of 60% S&P 400 Midcap Index and 40% of BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Portfolio Composition as of March 31, 2017

Holdings by Industry Group/Asset Type	% of Net Assets
Exchanged Traded Funds	30.2%
Retail	5.6%
Healthcare-Services	4.5%
Commercial Services	4.1%
Auto Parts & Equipment	2.3%
Pipelines	2.0%
Electronics	1.9%
Insurance	1.7%
Engineering & Construction	1.4%
Food	1.3%
Other Assets Less Liabilities	45.0%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 7.4%
	DEBT FUNDS- 7.4%
37,422	Peritus High Yield ETF	$1,331,849
48,103	SPDR Bloomberg Barclays High Yield Bond ETF	1,776,443
600,095	VanEck Vectors High-Yield Municipal Index ETF	18,344,904
	TOTAL EXCHANGE TRADED FUNDS (Cost - $20,919,822)	21,453,196

	MUTUAL FUNDS - 67.2%
	CLOSED END FUNDS - 0.5%
41,900	AllianceBernstein Global High Income Fund, Inc.	527,102
50,604	DoubleLine Income Solutions Fund	1,015,622
		1,542,724
	DEBT FUNDS - 66.7%
4,492,772	American Century High Yield Fund	25,743,584
3,965,838	BlackRock High Yield Portfolio	30,695,588
7,905,711	MainStay High Yield Corporate Bond Fund	45,615,954
1,229,697	Principal High Yield Fund	9,075,165
3,430,977	Prudential High Yield Fund	18,938,994
4,308,221	Putnam High Yield Trust	32,483,984
3,479,940	Transamerica High Yield Bond	32,328,637
		194,881,906

	TOTAL MUTUAL FUNDS (Cost - $183,235,524)	196,424,630

Principal
	U.S. GOVERNMENT OBLIGATIONS - 18.8%
$40,000,000	United States Treasury Note, 1.875% due 3/31/2022 #	39,900,780
15,000,000	United States Treasury Note, 2.125% due 2/29/2024 #	14,921,190
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $54,798,755)	54,821,970

Shares
	SHORT-TERM INVESTMENT - 3.3%
	MONEY MARKET FUND - 3.3%
9,718,217	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional, 0.54% **	9,718,217
	SHORT-TERM INVESTMENT (Cost - $9,718,217)

	TOTAL INVESTMENTS - 96.7% (Cost - $268,672,318)(a)	$282,418,013
	OTHER ASSETS LESS LIABILITIES - 3.3%	9,672,918
	NET ASSETS - 100.0%	$292,090,931

SPDR - Standard & Poor’s Depositary Receipt

#	Discount rate at the time of purchase.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $268,687,130 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$13,745,695
Unrealized depreciation:	(14,812)
Net unrealized appreciation	$13,730,883

Credit Default Swap Agreements - Sell Protection (a)

							Receivable for
Underlying		Fixed Deal	Maturity	Notional		Premiums	Variation Margin on
Instrument	Counterparty	Receive Rate	Date	Amount (b)	Value	Paid (Received)	Derivative Instruments
CDX North American High Yield Index Version 1, Series 27	Intercontinental Exchange	5.00%	6/20/2021	$75,300,000	$5,410,305	$4,790,322	$619,983

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection would be required to pay a) the full notional value of the swap; or b) the difference between the nothional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.

(b)	The notional amount represents the maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

Number of		Underlying Face	Unrealized
Contracts		Amount at Value	Depreciation
	LONG FUTURE CONTRACT
175	5-Year US Treasury Note Futures June 2017	$20,602,225	$(415)

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Fair Value
	COMMON STOCK - 68.4%
	AUTO MANUFACTURERS - 1.0%
1,887	General Motors Co.+	$66,724
2,207	Honda Motor Co. Ltd. - ADR +	66,784
		133,508
	AUTO PARTS & EQUIPMENT - 2.3%
3,629	Dana, Inc. +	70,076
720	Lear Corp. +	101,938
4,785	Modine Manufacturing Co. *	58,377
1,037	Tenneco, Inc. *	64,730
		295,121
	BANKS - 3.5%
720	BancFirst Corp.	64,728
952	Capital One Financial Corp.	82,500
8,648	Cascade Bancorp *	66,676
9,279	First BanCorp *	52,426
2,012	MainSource Financial Group, Inc.	66,255
725	South State Corp.	64,779
3,584	Umpqua Holdings Corp.	63,580
		460,944
	BIOTECHNOLOGY - 0.8%
6,603	Cytokinetics, Inc. *	84,849
2,760	Inovio Pharmaceuticals, Inc. *	18,271
		103,120
	CHEMICALS - 0.6%
2,547	Kraton Corp. *	78,753

	COAL - 0.4%
4,016	Westmoreland Coal Co. *	58,312

	COMMERCIAL SERVICES - 4.9%
1,700	ABM Industries, Inc.	74,120
585	Barrett Business Services, Inc.	31,953
6,913	Care.com, Inc. * +	86,482
577	Cintas Corp.	73,013
131	Graham Holdings Co.	78,541
2,691	Kforce, Inc.	63,911
5,559	MoneyGram International, Inc. *	93,447
2,675	Quad Graphics, Inc.	67,517
2,944	Vectrus, Inc. *	65,798
		634,782
	COMPUTERS - 1.6%
2,209	Engility Holdings, Inc. *	63,928
4,357	HP, Inc.	77,903
1,595	Insight Enterprises, Inc. * +	65,539
		207,370
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
1,448	Discover Financial Services	99,029
3,448	Investment Technology Group, Inc.	69,822
3,803	PennyMac Financial Services, Inc. *	64,841
1,897	PJT Partners, Inc.	66,566
		300,258
	ELECTRIC - 1.0%
2,726	Centrais Electricas Brasileiras SA - ADR *	14,802
11,808	EnerNOC, Inc. *	70,848
2,405	NRG Energy, Inc.	44,974
		130,624
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
2,848	SPX Corp. * +	69,064

	ELECTRONICS - 3.2%
2,669	Jabil Circuit, Inc.	77,188
8,578	KEMET Corp. * +	102,936
1,706	Kimball Elevtronics, Inc. *	28,916
5,642	LG Display Co. LTD - ADR	76,844
1,733	Sanmina Corp. * +	70,360
584	SYNNEX Corp. +	65,373
		421,617

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Fair Value
	COMMON STOCK (Continued) - 68.4%
	ENERGY-ALTERNATIVE SOURCES - 0.5%
8,925	Pacific Ethanol, Inc. * +	$61,136

	ENGINEERING & CONSTRUCTION - 1.9%
1,953	Chicago Bridge & Iron Co. NV	60,055
1,211	Fluor Corp.	63,723
6,619	Orion Group Holdings, Inc. *	49,444
7,326	Sterling Contruction Co., Inc. *	67,766
		240,988
	ENTERTAINMENT - 0.7%
4,759	Penn National Gaming, Inc. * +	87,708

	FOOD - 2.9%
875	Ingles Markets, Inc.	37,756
1,717	Seneca Food Corp. * +	61,984
1,789	SpartanNash Co.	62,597
1,751	Sysco Corp. +	90,912
2,289	Village Super Market, Inc.	60,659
1,129	Weis Markets, Inc. +	67,345
		381,253
	HEALTHCARE-PRODUCTS - 2.3%
1,388	Baxter International, Inc.	71,982
12,022	ConforMIS, Inc. *	62,755
2,295	Genomic Health, Inc. *	72,270
3,094	Mazor Robotics LTD - ADR *	92,108
		299,115
	HEALTHCARE-SERVICES - 5.1%
438	Anthem, Inc. +	72,436
477	Cigna Corp.	69,876
3,703	Civitas Solutions, Inc. *	67,950
7,101	Invitae Corp. * +	78,537
909	Magellan Health, Inc. *	62,766
1,676	Providence Services Corp. *	74,481
3,188	Tenet Healthcare Corp. *	56,460
10,437	Universal American Corp. * +	104,057
503	WellCare Health Plans, Inc. * +	70,526
		657,089
	HOME BUILDERS - 1.1%
4,065	AV Homes, Inc. *	66,869
3,716	Taylor Morrison Home Corp. * +	79,225
		146,094
	HOUSEHOLD PRODUCTS/WARES - 0.6%
1,046	NACCO Industries, Inc.	73,011

	INSURANCE - 1.7%
584	Assurant, Inc.	55,871
940	Safety Insurance Group, Inc.	65,894
111	White Mountains Insuance Group LTD	97,667
		219,432
	INTERNET - 1.5%
5,531	Overstock.com, Inc. * +	95,133
1,053	Symantec Corp.	32,306
1,010	Wix.com LTD * +	68,579
		196,018
	LODGING - 1.1%
1,341	Las Vegas Sands Corp. +	76,531
809	Wyndham Worldwide Corp.	68,191
		144,722
	MACHINERY - CONSTRUCTION & MINING - 0.6%
1,640	BWX Technologies, Inc.	78,064

	MACHINERY - DIVERSIFIED - 0.5%
3,897	USA Compression Partners LP	65,820

	MEDIA - 0.5%
3,635	Time, Inc.	70,337

	MINING - 0.6%
7,167	AngloGold Ashanti LTD - ADR +	77,189

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Fair Value
	COMMON STOCK (Continued) - 68.4%
	OIL & GAS - 1.4%
1,371	Marathon Petroleum Corp.	$69,290
11,828	Seadrill Partners LLC	42,581
3,104	Ultrapar Participacoes SA - ADR	70,554
		182,425
	OIL & GAS SERVICES - 1.2%
3,301	Forum Energy Technologies, Inc. *	68,331
1,307	MCR Global, Inc. *	23,957
7,576	Tesco Corp. *	60,987
		153,275
	PHARMACEUTICALS - 3.7%
1,118	AbbVie, Inc	72,849
871	Eli Lilly & Co. +	73,260
586	Johnson & Johnson	72,986
466	McKesson Corp.	69,089
1,033	Merck & Co., Inc.	65,637
1,986	Pfizer, Inc.	67,941
6,712	Progenics Pharmaceuticals, Inc. *	63,361
		485,123
	PIPELINES - 2.5%
3,588	Energy Transfer Equity LP	70,791
840	Magellan Midstream Partners LP +	64,604
3,007	NGL Energy Partners LP	67,958
2,142	Plains GP Holdings LP	66,959
1,374	Williams Partners LP	56,100
		326,412
	PRIVATE EQUITY - 0.5%
1,231	Icahn Enterprises LP	63,076

	REITS - 0.9%
4,704	NorthStar Realty Europe Corp.	54,519
3,757	Xenia Hotels & Resorts, Inc.	64,132
		118,651
	RETAIL - 10.4%
11,280	Arcos Dorados Holdings, Inc. * +	90,804
1,040	Asbury Automotive Group, Inc. *	62,504
5,665	Barnes & Noble, Inc.	52,401
1,688	Bed Bath & Beyond, Inc.	66,608
1,520	Best Buy Co., Inc.	74,708
6,450	Build-A-Bear Workshop, Inc. *	57,083
3,893	Citi Trends, Inc. +	66,181
5,347	Denny’s Corp. *	66,142
6,213	Kirkland’s, Inc. * +	77,041
3,103	Lumber Liquidators Holdings, Inc. *	65,132
550	McDonald’s Corp.	71,286
1,558	Nordstrom, Inc.	72,556
2,570	PC Connection, Inc. +	76,560
2,492	PCM, Inc * +	69,901
1,321	Penske Automotive Group, Inc.	61,836
4,809	Potbelly Corp. * +	66,845
3,662	Shoe Carnival, Inc.	89,975
2,943	Sonic Automotive, Inc. +	59,007
1,499	Wal-Mart Stores, Inc. +	108,048
		1,354,618
	SAVINGS & LOANS - 1.0%
3,567	EverBank Financial Corp.	69,485
3,903	Northwest Bancshares, Inc. +	65,727
		135,212
	SEMICONDUCTORS - 0.8%
10,157	MagnaChip Semiconductor Corp. *	96,999

	SOFTWARE - 1.8%
9,794	Brightcove, Inc. * +	87,167
6,947	InnerWorkings, Inc. *	69,192
740	MSCI, Inc.	71,921
		228,280
	TRANSPORTATION - 0.5%
1,402	Hub Group, Inc. * +	65,053

	TOTAL COMMON STOCK (Cost - $8,754,511)	8,900,573

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Fair Value
	EXCHANGE TRADE FUNDS - 30.2%
	EQUITY FUNDS- 30.2%
16,674	SPDR S&P 500 ETF Trust +	$3,930,729
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,878,728)

Contracts ^
	OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
19	S&P 500 E-Mini Option	13,300
	Expiration April 2017, Exercise Price $2,345.00
75	SPDR S&P 500 ETF Trust	12,000
	Expiration April 2017, Exercise Price $235.00
	TOTAL CALL OPTIONS PURCHASED (Cost - $33,712)	25,300

Shares
	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
60,426	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% ** +	60,426
	TOTAL SHORT-TERM INVESTMENT (Cost - $60,426)

	TOTAL INVESTMENTS - 99.3% (Cost - $12,727,377)(a)	$12,917,028
	SECURITIES SOLD SHORT - (59.0)% (Proceeds - $7,752,199)	(7,673,502)
	OTHER ASSETS LESS LIABILITIES - 59.7%	7,768,298
	NET ASSETS - 100.0%	$13,011,824

Shares
	SECURITIES SOLD SHORT - (59.0)%
	AGRICULTURE - (0.5)%
5,559	Adecoagro SA *	$63,706

	AUTO MANUFACTURERS - (0.5)%
3,087	Wabash National Corp.	63,870

	BANKS - (7.6)%
2,437	Bank of the Ozarks, Inc.	126,748
1,336	Chemical Financial Corp.	68,336
1,952	ConnectOne Bancorp, Inc.	47,336
1,069	First Financial Bankshares, Inc.	42,867
2,263	First Internet Bancorp	66,759
2,919	Franklin Financial Network, Inc. *	113,111
1,870	Glacier Bancorp, Inc.	63,449
135	Goldman Sachs Group, Inc.	31,012
975	HDFC Bank LTD	73,340
3,255	Hope Bancorp, Inc.	62,398
1,312	Merchants Bancshares, Inc.	63,894
242	Signature Bank *	35,910
1,958	Southside Bancshares, Inc.	65,730
1,293	Stonegate Bank	60,887
1,434	United Bankshares, Inc.	60,587
		982,364
	BIOTECHNOLOGY - (1.1)%
1,950	AMAG Pharmaceuticals, Inc. *	43,973
224	Incyte Corp. *	29,942
675	Ligand Pharmaceuticals, Inc. *	71,442
		145,357
	BUILDING MATERIALS - (1.1)%
1,176	Apogee Enterprises, Inc.	70,101
1,120	US Concrete, Inc. *	72,296
		142,397
	CHEMICALS - (0.5)%
4,471	Aceto Corp.	70,687

	COMMERCIAL SERVICES - (0.8)%
3,836	Team, Inc. *	103,764

	COMPUTERS - (1.0)%
2,352	Diebold Nixdorf, Inc.	72,206
1,750	Virtusa Corp. *	52,885
		125,091
	DISTRIBUTION/WHOLESALE - (0.5)%
2,715	G-III Apparel Group Ltd. *	59,431

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (59.0)%
	DIVERSIFIED FINANCIAL SERVICES - (4.7)%
4,765	Arlington Asset Investment Corp.	$67,330
1,881	Blackhawk Network Holdings, Inc. *	76,368
743	Ellie Mae, Inc. *	74,501
3,716	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	75,063
1,769	Interactive Brokers Group, Inc.	61,420
11,444	Ocwen Financial Corp. *	62,599
3,785	Waddell & Reed Financials, Inc.	64,345
6,600	WisdomTree Investments, Inc.	59,928
1,250	World Acceptance Corp. *	64,725
		606,279
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.6)%
1,601	Encore Wire Corp.	73,646

	ELECTRONICS - (1.3)%
1,675	Applied Optoelectronics, Inc. *	94,051
4,324	Vishay Intertechnology, Inc.	71,130
		165,181
	ENERGY-ALTERNATE SOURCES - (1.0)%
2,048	First Solar, Inc. *	55,501
5,906	TerraForm Power, Inc. *	73,057
		128,558
	ENGINEERING & CONSTRUCTION - (0.5)%
2,779	Primoris Services Corp.	64,528

	ENTERTAINMENT - (0.6)%
400	Madison Square Garden Co. *	79,884

	FOOD - (1.6)%
1,265	B&G Foods, Inc.	50,916
1,128	John B Sanfilippo & Son, Inc.	82,558
1,796	Snyder’s-Lance, Inc,	72,397
		205,871
	HEALTHCARE-PRODUCTS - (1.5)%
2,959	Accelerate Diagnostics, Inc. *	71,608
498	Varian Medical Systems, Inc. *	45,383
2,601	Wright Medical Group NV *	80,943
		197,934
	HEALTHCARE-SERVICES - (0.6)%
1,686	Acadia Healthcare Co., Inc. *	73,510

	HOME BUILDERS - (0.6)%
2,422	MDC Holdings, Inc.	72,781

	INTERNET - (0.9)%
1,037	Stamps.com, Inc. *	122,729

	IRON/STEEL - (0.4)%
3,003	Commercial Metals Co.	57,447

	LEISURE TIME - (0.6)%
4,074	Nautilus, Inc. *	74,351

	MACHINERY-DIVERSIFIED - (2.1)%
2,000	DXP Enterprises, Inc. *	75,740
3,221	Hollysys Automation Technologies LTD	54,532
3,485	NN, Inc.	87,822
773	Wabtec Corp.	60,294
		278,388
	MEDIA - (1.6)%
3,310	EW Scripps Co. *	77,586
1,513	Liberty Broadband Corp. *	130,723
		208,309
	METAL FABRICATE/HARDWARE - (0.5)%
1,687	Haynes International, Inc.	64,308

	MINING - (1.4)%
1,807	Compass Minerals International, Inc.	122,605
6,093	Ferroglobe PLC	62,941
		185,546
	MULTI-NATIONAL - (0.5)%
2,275	Banco Latinoamericano de Comercio Exterior SA	63,109

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (59.0)%
	OIL & GAS - (2.2)%
6,655	Atwood Oceanics, Inc. *	$63,422
7,229	Halcon Resources Corp. *	55,663
1,356	Hess Corp.	65,373
1,566	Murphy Oil Corp.	44,772
3,789	Rowan Cos. PLC *	59,033
		288,263
	OIL & GAS SERVICES - (0.4)%
1,064	Dril-Quip, Inc. *	58,041

	PACKAGING & CONTAINERS - (0.5)%
936	Ball Corp.	69,507

	PHARMACEUTICALS - (4.5)%
2,463	Aclaris Therapeutics, Inc. *	73,447
1,002	Aerie Pharmaceuticals, Inc. *	45,441
3,512	Aimmune Therapeutics, Inc. *	76,316
8,716	Amicus Therapeutics, Inc. *	62,145
4,340	Aquinox Pharmaceuticals, Inc. *	72,435
4,072	Collegium Pharmaceuticals, Inc. *	40,964
4,206	Depomed, Inc. *	52,785
1,781	Entanta Pharmaceuticals, Inc. *	54,855
1,503	Radius Health, Inc. *	58,091
355	TESARO, Inc. *	54,624
		591,103
	PIPELINES - (0.5)%
1,867	Genesis Energy LP	60,528

	REITS - (4.8)%
6,723	Capstead Mortgage Corp.	70,860
1,482	CyrusOne, Inc.	76,279
4,041	InfraReit, Inc. *	72,738
8,698	MFA Financial, Inc.	70,280
4,325	New Residental Investment Corp.	73,439
10,559	New York Mortgage Trust, Inc.	65,149
5,604	Orchid Island Capital, Inc.	55,984
2,364	Pebblebrook Hotel Trust	69,052
3,701	Physicians Realty Trust	73,539
		627,320
	RETAIL - (4.8)%
6,574	Buckle, Inc.	122,276
1,589	FirstCash, Inc.	78,099
2,350	Hibbett Sports, Inc. *	69,325
1,206	L Brands, Inc.	56,803
1,930	Shake Shack, Inc. *	64,462
2,144	Surburban Propane Partners LP	57,802
1,372	Williams-Sonoma, Inc.	73,567
2,410	Wingstop, Inc.	68,155
1,707	Zoe’s Kitchen, Inc. *	31,579
		622,068
	SAVINGS & LOANS - (2.4)%
3,440	Banc of California, Inc.	71,208
2,333	Bofl Holding, Inc. *	60,961
1,278	Meta Financial Group, Inc.	113,103
4,593	New York Community Bancorp, Inc.	64,164
		309,436
	SOFTWARE - (1.0)%
839	j2 Global, Inc.	70,400
1,601	Omnicell, Inc. *	65,081
		135,481
	TELECOMMUNICATIONS - (0.6)%
4,506	CalAmp Corp. *	75,656

	TOYS/GAMES/HOBBIES - (0.5)%
2,700	Mattel, Inc.	69,147

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (59.0)%
	TRANSPORTATION - (1.2)%
9,400	Ardmore Shipping Corp.	$75,670
16,858	Scorpio Tankers, Inc.	74,850
		150,520
	TRUCKING & LEASING - (0.5)%
1,561	Greenbrier Cos., Inc.	67,279

	WATER - (0.5)%
1,583	American States Water Co.	70,127

	TOTAL SECURITIES SOLD SHORT (Proceeds - $7,752,199)	7,673,502

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

+	All or a portion of this security is held as collateral for securities sold short.

*	Non income producing security.

^	Each call or put option contract allows the holder of the option to purchase or sell, respectively, 100 shares of the underlying security.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and securities sold short is $5,023,367 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$895,759
Unrealized depreciation:	(675,600)
Net unrealized appreciation	$220,159

Number of		Underlying Face	Unrealized
Contracts		Amount at Value	Appreciation
	LONG FUTURE CONTRACT
57	S&P 500 E-Mini Future June 2017	$6,675,413	$13,200

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity
	Fund	Fund
ASSETS
Investment securities:
At cost	$268,672,318	$12,727,377
At value	$282,418,013	$12,917,028
Receivable for securities sold	—	8,264
Cash held at broker	7,464,792	7,858,308
Dividends and Interest receivable	945,808	24,702
Unrealized appreciation on futures contracts	—	13,200
Receivable for Fund shares sold	1,002,574	1,907
Receivable for variation margin on derivative instruments	619,983	—
Prepaid expenses and other assets	46,216	5,678
TOTAL ASSETS	292,497,386	20,829,087

LIABILITIES
Due to Custodian	—	12,825
Investment advisory fees payable	295,959	4,478
Payable for Fund shares redeemed	45,031	—
Distribution (12b-1) fees payable	39,063	1,193
Payable to related parties	20,385	5,257
Payable for investments purchased	—	77,651
Securities sold short (Proceeds $0, $7,752,199, respectively)	—	7,673,502
Payable for dividends on securities sold short	—	15,730
Unrealized depreciation on futures contracts	415	—
Accrued expenses and other liabilities	5,602	26,627
TOTAL LIABILITIES	406,455	7,817,263
NET ASSETS	$292,090,931	$13,011,824

NET ASSETS CONSIST OF:
Paid in capital	$276,813,178	$12,344,363
Undistributed net investment (loss)	44,564	(179,067)
Accumulated net realized gain from security transactions	867,926	564,980
Net unrealized appreciation on investments	14,365,263	281,548
NET ASSETS	$292,090,931	$13,011,824

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$90,685,485	$2,454,129
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,123,251	162,774
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.16	$15.08
Maximum offering price per share (maximum sales charge of 4.50% and 5.75%, respectively) (a)	$11.69	$16.00

Class C Shares :
Net Assets	$26,175,129	$820,744
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,356,246	54,998
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (a)	$11.11	$14.92

Class I Shares:
Net Assets	$175,230,317	$9,736,951
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	15,677,156	643,720
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (a)	$11.18	$15.13

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2017

	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity
	Fund	Fund
INVESTMENT INCOME
Dividends	$6,062,263	$95,402
Interest	69,936	806
TOTAL INVESTMENT INCOME	6,132,199	96,208

EXPENSES
Investment advisory fees	1,544,877	67,742
Distribution (12b-1) fees:
Class A	86,226	3,778
Class C	112,321	3,732
Administrative services fees	103,115	6,829
Non 12b-1 shareholder servicing fees	57,446	4,987
Transfer agent fees	34,831	17,451
Accounting services fees	24,076	12,963
Printing and postage expenses	20,709	7,534
Registration fees	17,342	2,466
Payable to related parties	10,500	3,723
Compliance officer fees	8,947	3,519
Audit fees	8,211	8,246
Legal fees	7,534	7,534
Trustees’ fees and expenses	5,984	5,984
Insurance expense	4,251	237
Interest expense	—	27,215
Dividends on securities sold short	—	24,762
Other expenses	5,212	2,493
TOTAL EXPENSES	2,051,582	211,195

Less: Fees (waived or reimbursed) by the Advisor	—	(56,698)
TOTAL NET EXPENSES	2,051,582	154,497

NET INVESTMENT INCOME (LOSS)	4,080,617	(58,289)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(497,281)	1,373,305
Net realized loss on futures contracts	(573,311)	(28,475)
Net realized loss on options purchased	(40,095)	(210,205)
Net realized gain on options written	38,360	138,143
Net realized gain on swap contracts	1,957,262	—
	884,935	1,272,768

Net change in unrealized appreciation (depreciation) on investments	2,244,961	(734,689)
Net change in unrealized appreciation (depreciation) on futures contracts	(415)	13,275
Net change in unrealized depreciation on options purchased	—	(10,847)
Net change in unrealized appreciation on options written	—	170
Net change in unrealized appreciation on securities sold short	—	114,128
Net change in unrealized appreciation on swap contracts	442,288	—
	2,686,834	(617,963)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,571,769	654,805

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,652,386	$596,516

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six-Months Ended	For the
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
FROM OPERATIONS
Net investment income	$4,080,617	$3,218,469
Net realized gain on investments, futures contracts, options and swap contracts	884,935	3,926,977
Net change in unrealized appreciation on investments, futures contracts, swap contracts	2,686,834	11,300,975
Net increase in net assets resulting from operations	7,652,386	18,446,421

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,239,949)	(854,063)
Class C	(310,329)	(212,626)
Class I	(2,862,829)	(2,288,552)

From net realized gains:
Class A	(914,157)	—
Class C	(296,143)	—
Class I	(2,064,593)	—
Net decrease in net assets resulting from distributions to shareholders	(7,688,000)	(3,355,241)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	63,648,670	38,921,120
Class C	8,213,469	14,738,029
Class I	72,831,765	85,851,846
Net asset value of shares issued in reinvestment of distributions:
Class A	2,079,433	824,859
Class C	374,670	119,164
Class I	4,724,592	2,182,702
Redemption fee proceeds:
Class A	—	173
Class I	—	144
Payments for shares redeemed:
Class A	(25,949,642)	(5,174,596)
Class C	(1,854,421)	(709,350)
Class I	(32,851,675)	(22,870,659)
Net increase in net assets from shares of beneficial interest	91,216,861	113,883,432

TOTAL INCREASE IN NET ASSETS	91,181,247	128,974,612

NET ASSETS
Beginning of Period	200,909,684	71,935,072
End of Period*	$292,090,931	$200,909,684
* Includes undistributed net investment income(loss) of:	$44,564	$377,054

SHARE ACTIVITY
Class A:
Shares Sold	5,708,618	3,742,941
Shares Reinvested	189,018	75,718
Shares Redeemed	(2,339,950)	(491,023)
Net increase in shares of beneficial interest outstanding	3,557,686	3,327,636

Class C:
Shares Sold	743,774	1,400,862
Shares Reinvested	34,260	10,935
Shares Redeemed	(168,157)	(67,770)
Net increase in shares of beneficial interest outstanding	609,877	1,344,027

Class I:
Shares Sold	6,535,147	8,150,305
Shares Reinvested	429,080	200,169
Shares Redeemed	(2,957,244)	(2,168,195)
Net increase in shares of beneficial interest outstanding	4,006,983	6,182,279

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six-Months Ended	For the
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016 (a)
FROM OPERATIONS
Net investment loss	$(58,289)	$(113,725)
Net realized gain (loss) on investments, futures contracts, options and securities sold short	1,272,768	(716,570)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options purchased and securities sold short	(617,963)	899,511
Net increase in net assets resulting from operations	596,516	69,216

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,218,802	3,208,332
Class C	237,654	2,579,473
Class I	6,834,221	7,034,948
Payments for shares redeemed:
Class A	(1,580,740)	(678,998)
Class C	(289,676)	(1,761,005)
Class I	(3,380,034)	(1,076,885)
Net increase in net assets from shares of beneficial interest	3,040,227	9,305,865

TOTAL INCREASE IN NET ASSETS	3,636,743	9,375,081

NET ASSETS
Beginning of Period	9,375,081	—
End of Period*	$13,011,824	$9,375,081
* Includes undistributed net investment loss of:	$(179,067)	$(120,778)

SHARE ACTIVITY
Class A:
Shares Sold	267,927	232,270
Shares Redeemed	(105,279)	(48,908)
Net increase in shares of beneficial interest outstanding	162,648	183,362

Class C:
Shares Sold	75,447	187,737
Shares Redeemed	(20,448)	(128,655)
Net increase in shares of beneficial interest outstanding	54,999	59,082

Class I:
Shares Sold	876,495	489,968
Shares Redeemed	(232,775)	(79,792)
Net increase in shares of beneficial interest outstanding	643,720	410,176

(a)	The Counterpoint Tactical Equity Fund commenced operations on November 30, 2015.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class A

For the
Six Months Ended	For the	For the
March 31, 2017	Year Ended	Period Ended
(Unaudited)	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$11.17	$10.09	$10.00
Activity from investment operations:
Net investment income (2)	0.18	0.29	0.07
Net realized and unrealized gain (loss) on investments	0.15	1.00	(10)	0.15	(10)
Total from investment operations	0.33	1.29	0.22
Paid-in-capital from redemption fees	—	0.00	(3)	0.00	(3)
Less distributions from:
Net investment income	(0.19)	(0.21)	(0.12)
Net realized gains	(0.15)	—	(0.01)
Total distributions	(0.34)	(0.21)	(0.13)
Net asset value, end of period	$11.16	$11.17	$10.09
Total return (4)	3.03	% (5)	12.85%	2.20	% (5)
Net assets, at end of period (000’s)	$90,685	$50,987	$12,479
Ratio of gross expenses to average net assets before waiver/recapture (6,7)	1.75	% (8)	1.85%	2.18	% (8)
Ratio of net expenses to average net assets after waiver/recapture (6)	1.75	% (8)	1.93%	2.00	% (8)
Ratio of net investment income before waiver/recapture to average net assets (6,9)	3.25	% (8)	2.77%	0.67	% (8)
Ratio of net investment income after waiver/recapture to average net assets (6,9)	3.25	% (8)	2.69%	0.85	% (8)
Portfolio Turnover Rate	50	% (5)	123%	211	% (5)

(1)	The Counterpoint Tactical Income Fund’s Class A shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor and/or Administrator.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class C

For the
Six Months Ended	For the	For the
March 31, 2017	Year Ended	Period Ended
(Unaudited)	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$11.12	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.13	0.20	(0.03)
Net realized and unrealized gain (loss) on investments	0.16	1.01	(10)	0.21	(10)
Total from investment operations	0.29	1.21	0.18
Paid-in-capital from redemption fees	—	—	0.00	(3)
Less distributions from:
Net investment income	(0.15)	(0.15)	(0.11)
Net realized gains	(0.15)	—	—
Total distributions	(0.30)	(0.15)	(0.12)
Net asset value, end of period	$11.11	$11.12	$10.06
Total return (4)	2.69	% (5)	12.09%	1.72	% (5)
Net assets, at end of period (000’s)	$26,175	$19,420	$4,049
Ratio of gross expenses to average net assets before waiver/recapture (6,7)	2.50	% (8)	2.60%	2.91	% (8)
Ratio of net expenses to average net assets after waiver/recapture (6)	2.50	% (8)	2.68%	2.75	% (8)
Ratio of net investment income (loss) before waiver/recapture to average net assets (6,9)	2.41	% (8)	1.98%	(0.48	)% (8)
Ratio of net investment income (loss) after waiver/recapture to average net assets (6,9)	2.41	% (8)	1.90%	(0.32	)% (8)
Portfolio Turnover Rate	50	% (5)	123%	211	% (5)

(1)	The Counterpoint Tactical Income Fund’s Class C shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor and/or Administrator.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class I

For the
Six Months Ended	For the	For the
March 31, 2017	Year Ended	Period Ended
(Unaudited)	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$11.18	$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.19	0.27	0.13
Net realized and unrealized gain (loss) on investments	0.16	1.04	(10)	0.11	(10)
Total from investment operations	0.35	1.31	0.24
Paid-in-capital from redemption fees (3)	—	0.00	(3)	0.00	(3)
Less distributions from:
Net investment income	(0.20)	(0.23)	(0.13)
Net realized gains	(0.15)	—	—
Total distributions	(0.35)	(0.23)	(0.14)
Net asset value, end of period	$11.18	$11.18	$10.10
Total return (4)	3.23	% (5)	13.04%	2.38	% (5)
Net assets, at end of period (000s)	$175,230	$130,503	$55,407
Ratio of gross expenses to average before waiver/recapture net assets (6,7)	1.50	% (8)	1.60%	2.07	% (8)
Ratio of net expenses to average after waiver/recapture net assets (6)	1.50	% (8)	1.68%	1.75	% (8)
Ratio of net investment income before waiver/recapture to average net assets (6,9)	3.44	% (8)	2.60%	1.25	% (8)
Ratio of net investment income after waiver/recapture to average net assets (6,9)	3.44	% (8)	2.52%	1.57	% (8)
Portfolio Turnover Rate	50	% (5)	123%	211	% (5)

(1)	The Counterpoint Tactical Income Fund’s Class I shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor and/or Administrator.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended	For the
	March 31, 2017	Period Ended
	(Unaudited)	September 30, 2016 (1)
Net asset value, beginning of period	$14.36	$15.00
Activity from investment operations:
Net investment gain (loss) (2)	(0.02)	(0.11)
Net realized and unrealized gain (loss) on investments (10)	0.74	(0.53)
Total from investment operations	0.72	(0.64)
Net asset value, end of period	$15.08	$14.36
Total return (3,4)	4.94%	(4.27)%
Net assets, at end of period (000s)	$2,454	$2,632
Ratio of gross expenses to average net assets (5,6,7)	3.95%	4.50%
Ratio of net expenses to average net assets (5,6,8)	2.89%	2.75%
Ratio of net investment loss before waiver to average net assets (5,6,9)	(2.25)%	(3.22)%
Ratio of net investment loss to average net assets (5,6,9)	(1.19)%	(1.72)%
Portfolio Turnover Rate (4)	196%	264%

(1)	The Counterpoint Tactical Equity Fund’s Class A, C and I shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Excluding interest expense and dividends on securities sold short, the ratio of gross expenses to average net assets would have been 3.06% and 3.75% for Class A for March 31, 2017 and September 30, 2016, respectively.

(8)	Excluding interest expense and dividends on securities sold short, the ratio of gross expenses to average net assets would have been 2.00% and 2.00% for Class A for March 31, 2017 and September 30, 2016, respectively.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended	For the
	March 31, 2017	Period Ended
	(Unaudited)	September 30, 2016 (1)
Net asset value, beginning of period	$14.26	$15.00
Activity from investment operations:
Net investment gain (loss) (2)	(0.07)	(0.20)
Net realized and unrealized gain (loss) on investments (10)	0.73	(0.54)
Total from investment operations	0.66	(0.74)
Net asset value, end of period	$14.92	$14.26
Total return (3,4)	4.56%	(4.93)%
Net assets, at end of period (000s)	$821	$843
Ratio of gross expenses to average net assets (5,6,7)	4.70%	5.00%
Ratio of net expenses to average net assets (5,6,8)	3.64%	3.50%
Ratio of net investment loss before waiver to average net assets (5,6,9)	(3.00)%	(4.16)%
Ratio of net investment loss to average net assets (5,6,9)	(1.94)%	(2.67)%
Portfolio Turnover Rate (4)	196%	264%

(1)	The Counterpoint Tactical Equity Fund’s Class A, C and I shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Excluding interest expense and dividends on securities sold short, the ratio of gross expenses to average net assets would have been 3.81% and 3.75% for Class A for March 31, 2017 and September 30, 2016, respectively.

(8)	Excluding interest expense and dividends on securities sold short, the ratio of gross expenses to average net assets would have been 2.75% and 2.00% for Class A for March 31, 2017 and September 30, 2016, respectively.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended	For the
	March 31, 2017	Period Ended
	(Unaudited)	September 30, 2016 (1)
Net asset value, beginning of period	$14.38	$15.00
Activity from investment operations:
Net investment gain (loss) (2)	0.01	(0.08)
Net realized and unrealized gain (loss) on investments (10)	0.74	(0.53)
Total from investment operations	0.75	(0.62)
Net asset value, end of period	$15.13	$14.38
Total return (3,4)	5.07%	(4.13)%
Net assets, at end of period (000s)	$9,737	$5,900
Ratio of gross expenses to average net assets (5,6,7)	3.70%	4.25%
Ratio of net expenses to average net assets (5,6,8)	2.64%	2.50%
Ratio of net investment loss before waiver to average net assets (5,6,9)	(1.97)%	(3.25)%
Ratio of net investment loss to average net assets (5,6,9)	(0.93)%	(1.50)%
Portfolio Turnover Rate (4)	196%	264%

(1)	The Counterpoint Tactical Equity Fund’s Class A, C and I shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Excluding interest expense and dividends on securities sold short, the ratio of gross expenses to average net assets would have been 2.81% and 3.75% for Class A for March 31, 2017 and September 30, 2016, respectively.

(8)	Excluding interest expense and dividends on securities sold short, the ratio of gross expenses to average net assets would have been 1.75% and 2.00% for Class A for March 31, 2017 and September 30, 2016, respectively.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2017

1.	ORGANIZATION

The Counterpoint Tactical Income Fund and the Counterpoint Tactical Equity Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Counterpoint Tactical Income Fund is to seek income and capital preservation. The investment objective of the Counterpoint Tactical Equity Fund is to seek capital appreciation and preservation.

The Funds each offer three classes of shares: Class A, Class C and Class I shares. Class A, Class C and Class I shares of the Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Class A, Class C and Class I shares of the Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Class A shares of the Counterpoint Tactical Income Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may each invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

The Funds may each hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,453,196	$—	$—	$21,453,196
Mutual Funds	196,424,630	—	—	196,424,630
Credit Default Swap	—	619,983	—	619,983
U.S. Government Obligations	54,821,970	—	—	54,821,970
Short-Term Investment	9,718,217	—	—	9,718,217
Total	$282,418,013	$619,983	$—	$283,037,996
Liabilities *
Long Future Contract	$—	$(415)	$—	$(415)
Total	$—	$(415)	$—	$(415)

Counterpoint Tactical Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$8,900,573	$—	$—	$8,900,573
Exchange Traded Funds	3,930,729	—	—	3,930,729
Purchased Call Options	25,300	—	—	25,300
Short-Term Investment	60,426	—	—	60,426
Long Future Contract	13,200	—	—	13,200
Total	$12,930,228	$—	$—	$12,930,228
Liabilities *
Securities Sold Short	$7,673,502	$—	$—	$7,673,502
Total	$7,673,502	$—	$—	$7,673,502

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for industry classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may each invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and each Fund may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may each purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The Counterpoint Tactical Income Fund may utilize credit default swaps.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Each Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Counterpoint Tactical Income Fund’s 2015-2016 tax returns or expected to be taken by the Funds in their 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of the Funds’ investment portfolio. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. For

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

the six months ended March 31, 2017, the Advisor earned advisory fees of $1,544,877 and $67,742 for the Counterpoint Tactical Income Fund and the Counterpoint Tactical Equity Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least January 31, 2018, to the extent necessary so that the total operating expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of each Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. During the six months ended March 31, 2017 the Advisor did not waive any fees the Counterpoint Tactical Income Fund. During the six months ended March 31, 2017, the Advisor waived $56,698 in advisory fees for the Counterpoint Tactical Equity Fund. As of March 31, 2017, the amount of expenses reimbursed subject to recapture for the Counterpoint Tactical Equity Fund was $106,431 which will expire on September 30, 2019.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2017, the Counterpoint Tactical Income Fund incurred distribution fees of $86,226 and $112,321 for Class A and Class C shares, respectively. For the six months ended March 31, 2017, the Counterpoint Tactical Equity Fund incurred distribution fees of $3,778 and $3,732 for Class A and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2017, the Distributor received $50,735 in underwriting commissions for sales of Class A shares of which $6,687 was retained by the principal underwriter or other affiliated broker-dealers of the Counterpoint Tactical Income Fund. During the six months ended March 31, 2017, the Distributor did not receive any underwriter commissions for the Counterpoint Tactical Equity Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $191,247,829 and $105,962,632 respectively, for the Counterpoint Tactical Income Fund, and $20,734,478 and $24,039,608, respectively, for the Counterpoint Tactical Equity Fund.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of March 31, 2017.

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Fixed Income contracts/Credit risk	Variation margin receivable on derivative instruments	$619,983

Credit exposure contracts/Credit Risk	Unrealized depreciation on futures contracts	$(415)

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on futures contracts	$13,200

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended March 31, 2017.

Counterpoint Tactical Income Fund

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Futures Contracts	on Futures Contracts
Credit exposure contracts/Credit risk	$(573,311)	$(415)

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	on Options Purchased
Credit exposure contracts/Credit risk	$(40,095)	$—

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Written	on Options Written
Credit exposure contracts/Credit risk	$38,360	$—

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Swap Contracts	on Swap Contracts
Fixed income contracts/Credit Risk	$1,957,262	$442,288

Counterpoint Tactical Equity Fund

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Futures Contracts	on Futures Contracts
Equity Contracts/Equity Price Risk	$10,136	$13,275

Fixed income contracts/Interest rate risk	(38,611)	—
	$(28,475)	$13,275

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

		Change In Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	(210,674)	(10,847)

Fixed Income Contracts/Interest rate risk	469	—
	$(210,205)	$(10,847)

		Change In Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Written	On Options Purchased
Equity Contracts/Equity Price Risk	$138,143	$170

The notional value of the derivative instruments outstanding as of March 31, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Transactions in option contracts written for the Counterpoint Tactical Income Fund during the six months ended March 31, 2017 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Period	—	$—
Options Written	135	74,141
Options closed	(135)	(74,141)
Outstanding at End of Period	—	$—

Transactions in option contracts written for the Counterpoint Tactical Equity Fund during the six months ended March 31, 2017 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Period	25	$605
Options Written	4,081	650,755
Options closed	(3,655)	(578,008)
Options exercised	(447)	(72,492)
Options expired	(4)	(860)
Outstanding at End of Period	—	$—

During the six months ended March 31, 2017, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2017 for the Fund.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

Counterpoint Tactical Income Fund

Assets
					Net Amounts of	Financial		Cash		Net
	Gross Amounts of		Gross Amounts of		Assets Presented in the	Instruments		Collateral		Amount
Description	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged		of Assets
Swap Contracts	$619,983		$—		$619,983	$—		$619,983	(2)	$—
	$619,983		$—		$619,983	$—		$619,983		$—

Liabilities

					Net Amounts of	Financial		Cash		Net
	Gross Amounts of		Gross Amounts of		Assets Presented in the	Instruments		Collateral		Amount
Description	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged		of Assets
Unrealized Depreciation on Futures Contracts	$—		$415		$415	$—		$415	(2)	$—
	$—		$415		$415	$—		$415		$—

Counterpoint Tactical Equity Fund

Assets

					Net Amounts of	Financial		Cash		Net
	Gross Amounts of		Gross Amounts of		Liabilities Presented in the	Instruments		Collateral		Amount
Description	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged		of Assets
Unrealized Appreciation on Futures Contracts	$13,200	(1)	$—		$13,200	$—		$13,200	(2)	$—
	$13,200		$—		$13,200	$—		$13,200		$—

Liabilities

					Net Amounts of	Financial		Cash		Net
	Gross Amounts of		Gross Amounts of		Liabilities Presented in the	Instruments		Collateral		Amount
Description	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged		of Assets
Securities Sold Short	$—		$(7,673,502	) (1)	$(7,673,502)	$7,673,502	(2)	$—		$—
	$—		$(7,673,502)		$(7,673,502)	$7,673,502		$—		$—

(1)	Futures contracts at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative balance and, accordingly, does not include excess collateral pledged.

6.	REDEMPTION FEES

The Counterpoint Tactical Income Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2017, the Fund assessed $0, $0, and $0 in redemption fees for Class A, C and I shares, respectively.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended September 30, 2016 and September 30, 2015 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
September 30, 2016	Income	Capital Gains	Capital	Total
Counterpoint Tactical Income Fund	$3,355,241	$—	$—	$3,355,241
Counterpoint Tactical Equity Fund	—	—	—	—

For fiscal year ended	Ordinary	Long-Term	Return of
September 30, 2015	Income	Capital Gains	Capital	Total
Counterpoint Tactical Income Fund	$386,425	$—	$—	$386,425

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Income Fund	$3,045,742	$781,703	$—	$—	$—	$11,485,922	$15,313,367
Counterpoint Tactical Equity Fund	—	—	(779,973)	—	(479)	851,397	70,945

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market on open futures and swaps contracts, and adjustments for partnerships and real estate investment trusts, and the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences for the Tactical Equity Fund is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Losses
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	125,903

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	654,070

Permanent book and tax differences, primarily attributable to the book/tax treatment of non-deductible expenses, foreign currency losses, net operating losses, and tax adjustments for real estate investment trusts, partnerships, C-Corporation return of capital distributions, passive foreign investment companies, swaps, and capitalization in lieu of dividend payments, resulted in reclassification for the six months ended September 30, 2016 for the Funds as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Counterpoint Tactical Income Fund	$(4,034)	$513,826	$(509,792)
Counterpoint Tactical Equity Fund	(1,729)	(7,053)	8,782

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Equity Fund currently invests a portion of its assets in the SPDR S&P 500 ETF Trust (the “SPDR Trust”). The SPDR Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The Counterpoint Tactical Equity Fund may redeem its investment from the SPDR Trust at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Counterpoint Tactical Equity Fund may be directly affected by the performance of the SPDR Trust. The financial statements of the SPDR Trust, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Counterpoint Tactical Equity Fund’s financial statements. As of March 31, 2017, the percentage of the Counterpoint Tactical Equity Fund’s net assets invested in the SPDR Trust was 30.2%.

9.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2017, TD Ameritrade, Inc. held 34.22% of the voting securities of the Counterpoint Tactical Income Fund for the benefit of others. As of March 31, 2017, NFS LLC, held 53.32% of the voting securities of the Counterpoint Tactical Equity Fund for the benefit of others.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2017

10.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2017

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual	10/1/16	3/31/17	10/1/16 – 3/31/17*	10/1/16 – 3/31/17*
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,030.30	$8.86	1.75%
Class C	$1,000.00	$1,026.90	$12.63	2.50%
Class I	$1,000.00	$1,032.30	$7.60	1.50%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,049.40	$14.77	2.89%
Class C	$1,000.00	$1,045.60	$18.56	3.64%
Class I	$1,000.00	$1,050.70	$13.50	2.64%

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)*	10/1/16	3/31/17	10/1/16 – 3/31/17*	10/1/16 – 3/31/17*
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,016.21	$8.80	1.75%
Class C	$1,000.00	$1,012.47	$12.54	2.50%
Class I	$1,000.00	$1,017.45	$7.54	1.50%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,010.52	$14.49	2.89%
Class C	$1,000.00	$1,006.78	$18.21	3.64%
Class I	$1,000.00	$1,011.77	$13.24	2.64%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2017

Renewal of Advisory Agreement – Counterpoint Tactical Income Fund*

In connection with a meeting held on February 16th and 17th, 2017, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Counterpoint Mutual Funds LLC (the “Adviser”) and the Trust, with respect to the Counterpoint Tactical Income Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Fund and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Quality and Extent of Services.

The Board reviewed the background information of the key investment personnel responsible for servicing the Fund and noted that the investment team had extensive financial industry experience and a history of creating and managing tactical strategies for separately managed accounts (“SMAs”) and mutual funds. The Board noted that the Adviser hired an additional operations analyst in the past year. The Board discussed the Adviser’s investment process, which was based on quantitative models to buy and sell high-yield bonds, low-duration treasury mutual funds and ETFs. The Board expressed satisfaction with the Adviser’s risk management approach, noting that the Adviser’s quantitative models reduced frequent signals that often cause whipsaws and applied a hedging strategy using credit default swaps and interest rate futures to allow the portfolio to remain invested in certain core securities. The Board observed that the Adviser monitored compliance with the Fund’s investment limitations by reviewing the portfolio daily using checklists and that the Fund was in compliance with investment guidelines and the prospectus. The Board agreed that the Fund conducted regular and appropriate assessments of its broker-dealer selection. The Board noted that the Adviser reported no material compliance or litigation issues since the previous Advisory Agreement approval. The Board remarked on the many benefits of the Adviser’s active management style and focus on risk mitigation and concluded that the Adviser would continue to provide high-quality service to the Fund and its shareholders.

Performance.

The Board reviewed performance data for the Fund, noting that over the one-year and since-inception periods, the Fund had significantly outperformed the median of its peer group, the Morningstar Non-Traditional Bond category and its benchmark, Bloomberg Barclays US Aggregate Bond TR. The Board highlighted that the Fund ranked as one of the top performers of its Morningstar category in both the one-year and since-inception periods. The Board noted that the Adviser attributed this high performance to the ability of its tactical model to avoid U.S. corporate high yield bonds in early 2016, and that the models led the Adviser to invest instead in U.S. treasuries before reallocating back to U.S. corporates high yield bonds for the remainder of the year. The Board concluded that the Adviser had produced strong returns while avoiding some volatile periods since inception and that the Adviser should continue to produce reasonable results for the benefit of the Fund and its shareholders.

Fees and Expenses.

The Board noted the Adviser’s advisory fee of 1.25%. The Board acknowledged that the Adviser’s fees were higher than its peer group median and tied with the highest fees in the peer group. The Board noted that the advisory fee was nearly double the Morningstar category median of 0.64%. The Board

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2017

found that the Fund’s expense ratio of 1.60% was higher than its peer group median of 1.30% and, again, nearly double the Morningstar category median. The Board considered the Adviser’s rationale that its active portfolio management justified the higher advisory fees. While the Board noted that this explanation alone was insufficient, after considering all factors, the Board concluded that the advisory fee was not unreasonable.

Economies of Scale.

The Board discussed the size of the Fund and its prospects for growth, concluding that it had not yet achieved meaningful economies justifying breakpoints. It discussed that the Adviser continued to waive a portion of its fee under the current expense limitation agreement. The Board discussed the Fund’s growth trends and concluded that breakpoints were not warranted at this time. The Board agreed to monitor and address the issue at the appropriate time.

Profitability.

The Board reviewed the profitability analysis in connection with the Adviser’s advisory relationship with the Fund, noting that the Adviser realized a meaningful profit both in terms of dollar amount and percentage of revenue. The Board discussed whether the Adviser was profiting excessively from its services to the Fund. The Board was satisfied that the profitability was likely artificially high based on the Adviser’s explanation that certain portfolio management expenses were suppressed until the Fund achieves meaningful assets. The Board concluded that based on all relevant factors, the Adviser’s profitability level associated with its relationship with the Fund was not excessive.

Conclusion.

Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure for the Adviser was not unreasonable and that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is or will be available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files it’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Counterpoint Mutual Funds, LLC
12760 High Bluff Drive, Suite 280
San Diego, California 92130

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer

Date 6/2/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer

Date 6/2/17

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer

Date 6/2/17